4 Risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Trade payables	R$ 44,195
Lease	3,207,886	R$ 2,676,896	R$ 100,557
Liquidity Risk [member]
Disclosure of financial liabilities [line items]
Trade payables	9,985,828
Borrowings	84,758,119
Debentures	279,365
Braskem Idesa borrowings	16,659,369
Derivatives	1,892,971
Loan to non-controlling shareholder of Braskem Idesa	4,747,673
Leniency agreement (Note 25)	1,565,367
Lease	3,480,792
Total	123,369,484
Liquidity Risk [member] | Early payment debt [member]
Disclosure of financial liabilities [line items]
Trade payables	9,985,828
Borrowings	84,758,119
Debentures	279,365
Braskem Idesa borrowings	15,850,196
Derivatives	1,892,971
Loan to non-controlling shareholder of Braskem Idesa	4,747,673
Leniency agreement (Note 25)	1,565,367
Lease	3,480,792
Total	122,560,311
Liquidity Risk [member] | 2020 [member]
Disclosure of financial liabilities [line items]
Trade payables	9,978,595
Borrowings	1,439,079
Debentures	56,988
Braskem Idesa borrowings	1,194,805
Derivatives	1,314,675
Loan to non-controlling shareholder of Braskem Idesa
Leniency agreement (Note 25)	399,039
Lease	870,587
Total	15,253,768
Liquidity Risk [member] | 2020 [member] | Early payment debt [member]
Disclosure of financial liabilities [line items]
Trade payables	9,978,595
Borrowings	1,439,079
Debentures	56,988
Braskem Idesa borrowings	8,064,401
Derivatives	1,314,675
Loan to non-controlling shareholder of Braskem Idesa
Leniency agreement (Note 25)	399,039
Lease	870,587
Total	22,123,364
Liquidity Risk [member] | 2022 [member]
Disclosure of financial liabilities [line items]
Trade payables	7,233
Borrowings	4,365,497
Debentures	125,320
Braskem Idesa borrowings	2,340,108
Derivatives	223,813
Loan to non-controlling shareholder of Braskem Idesa
Leniency agreement (Note 25)	313,562
Lease	641,313
Total	8,016,846
Liquidity Risk [member] | 2022 [member] | Early payment debt [member]
Disclosure of financial liabilities [line items]
Trade payables	7,233
Borrowings	4,365,497
Debentures	125,320
Braskem Idesa borrowings
Derivatives	223,813
Loan to non-controlling shareholder of Braskem Idesa
Leniency agreement (Note 25)	313,562
Lease	641,313
Total	5,676,738
Liquidity Risk [member] | Between Two and Five Years [member]
Disclosure of financial liabilities [line items]
Trade payables
Borrowings	7,953,182
Debentures	97,057
Braskem Idesa borrowings	2,911,775
Derivatives	354,483
Loan to non-controlling shareholder of Braskem Idesa
Leniency agreement (Note 25)	852,766
Lease	898,124
Total	13,067,387
Liquidity Risk [member] | Between Two and Five Years [member] | Early payment debt [member]
Disclosure of financial liabilities [line items]
Trade payables
Borrowings	7,953,182
Debentures	97,057
Braskem Idesa borrowings
Derivatives	354,483
Loan to non-controlling shareholder of Braskem Idesa
Leniency agreement (Note 25)	852,766
Lease	898,124
Total	10,155,612
Liquidity Risk [member] | More than five years [member]
Disclosure of financial liabilities [line items]
Trade payables
Borrowings	71,000,361
Debentures
Braskem Idesa borrowings	10,212,681
Derivatives
Loan to non-controlling shareholder of Braskem Idesa	4,747,673
Leniency agreement (Note 25)
Lease	1,070,768
Total	87,031,483
Liquidity Risk [member] | More than five years [member] | Early payment debt [member]
Disclosure of financial liabilities [line items]
Trade payables
Borrowings	71,000,361
Braskem Idesa borrowings	7,785,795
Derivatives
Loan to non-controlling shareholder of Braskem Idesa	4,747,673
Leniency agreement (Note 25)
Lease	1,070,768
Total	R$ 84,604,597